Acquisitions - Sunrise Oil Sands Partnership, Assets Acquired and Liabilities Acquired (Details) - Sunrise Oil Sands Partnership $ in Millions	Aug. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 9
Accounts Receivable and Accrued Revenues	164
Inventories	88
Property, Plant and Equipment	3,218
Accounts Payable and Accrued Liabilities	(313)
Income Tax Payable	(39)
Decommissioning Liabilities	(48)
Deferred Income Tax Liabilities	(486)
Total Identifiable Net Assets	$ 2,593